Warrant Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 26, 2022
Class of Warrant or Right
Warrants outstanding (in shares)				30,499,990
Warrants outstanding term				5 years
Exercise price (in dollars per share)	$ 11.5
Number or shares callable by each warrant ( in shares)	1
Income from change in fair value of warrant	$ 5,033	$ 0	$ 0
Warrant liabilities	$ 8,388	$ 0
Public Warrants
Class of Warrant or Right
Warrants outstanding (in shares)	19,999,990			19,999,990
Public Warrants | Price Range One | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18
Redemption price (in dollars per share)	0.01
Notice period for redemption of warrant	30
Public Warrants | Price Range Two | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	10
Notice period for redemption of warrant	$ 30
Private Warrant
Class of Warrant or Right
Warrants outstanding (in shares)	10,500,000			10,500,000
Private Warrant | Price Range Two | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18
Private Warrant | Price Range Two | Common Stock | Minimum
Class of Warrant or Right
Redemption trigger price (in dollars per share)	10
Private Warrant | Price Range Two | Common Stock | Maximum
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18